U.S. Securities And Exchange Commission
Washington, D.C.  20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:
	Scout Funds, 235 W. Galena St. Milwaukee, WI 53212
2.
The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):     [   ]

Name:
Scout International Fund
Scout Emerging Markets Fund
Scout Global Equity Fund
Scout Equity Opportunity Fund
Scout Mid Cap Fund
Scout Small Cap Fund
Scout Low Duration Bond Fund
Scout Core Bond Fund
Scout Core Plus Bond Fund
Scout Unconstrained Bond Fund
			Series #: S000007705 S000038410 S000033179 S000044604 S000017336 S000007704 S000038056 S000007706 S000031891 S000034115
3.	Investment Company Act File Number: 811-09813
	Securities Act File Number: 333-96461
4(a).	Last day of fiscal year for which this notice is filed: June 30, 2014
4(b). [ ]	Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
	Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c). [ ]	Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sales price of securities sold during the fiscal year pursuant to section 24(f):			$5,456,017,961
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$4,806,685,186
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [(add Items 5(ii) and 5(iii)]:			$4,806,685,186
	(v)	Net sales – if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$649,332,775
	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		X	0.0001288
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$	83,634.06

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
    -  _.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:     -  _.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
=$ 83,634.06

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 9/17/2014
SEC account number designated to receive payment: 0001105128
Method of Delivery:
	[X]	Wire Transfer
	[ ]	Mail or other means

Signatures This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*		/s/ Scott A. Betz
Scott A. Betz, Treasurer

Date:	9/16/2014
*Please print the name and title of the signing officer below the signature.